Cover	Feb. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2025
Entity File Number	0-5268
Entity Registrant Name	PEGASUS TEL, INC.
Entity Central Index Key	0001377469
Entity Tax Identification Number	41-2039686
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Bloemendallseweg 69
Entity Address, Address Line Two	2061 CC
Entity Address, City or Town	Bloemendallseweg
Entity Address, Country	NL
Entity Address, Postal Zip Code	2061
City Area Code	625
Local Phone Number	156-933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false